SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

Dividend Notes Payable

On April 21, 2025, the Company entered into agreements with the holders of approximately $3.9 million in outstanding notes payable (including accrued interest) originally issued in November 2022, including officers and directors of the Company, pursuant to which such note holders converted all outstanding amounts payable to such note holders into (i) 8,283,139 shares of the Company’s Class B common stock, with respect to $2.6 million in principal and interest of such notes payable, and into (ii) 4,233,077 shares of Class A common stock, with respect to $1.3 million in principal and interest of such notes payable, in each case at a conversion price of $0.31204 per share, which was above the closing price of the Company’s Common Stock prior to conversion.

PIPE Convertible Notes

On April 21, 2025, the Company agreed to cancel and rescind the conversion of $300,000 of PIPE Convertible Notes, plus interest, as a result of such noteholder not being able to take possession of such conversion shares prior to the expiration of a DWAC deposit by our transfer agent with the Depository Trust Company.

On April 22, 2025, the Company entered into Exchange Agreements (the “Exchange Agreements” and each, an “Exchange Agreement”), by and among the Company and each of the Holders, pursuant to which each such Holder would exchange (i) the amounts remaining outstanding under the PIPE Convertible Notes and certain other amounts outstanding with respect thereto in the aggregate amount (the “Note Exchange”), and (ii) the PIPE Warrants. Pursuant to the Exchange Agreements, on the effective date of the Exchange Agreements, the PIPE Warrants were exchanged, in reliance on the exemption from registration provided by Section 3(a)(9) of the Securities Act of 1933, as amended (the “Securities Act”), into an aggregate of 1,885 shares of the Company’s newly created Series A preferred stock (the “Series A Preferred Stock” and such Series A Preferred Stock to be issued in the exchange of the PIPE Warrants, the “Initial New Exchange Preferred Shares”, and such shares of Class A Common Stock (the “Common Stock”) issuable pursuant to the terms of the Certificate of Designations, including, without limitation, upon conversion or otherwise, collectively, the “Initial New Exchange Conversion Shares”), and (ii) a warrant to purchase up to 37,033 shares of Series A Preferred Stock.

The Note Exchange will occur on the Closing Date (as defined in the Exchange Agreements), whereby the amounts owing under the PIPE Convertible Notes will be exchanged into shares of the Company’s Series A Preferred Stock. From the date of the Exchange Agreements until the date of the Note Exchange, the conversion price of the PIPE Convertible Notes was reduced to $1.00 per share.

Additionally, the Exchange Agreements amended the Prior Purchase Agreement and contained certain covenants of the Company to, among other items, hold one or more stockholder meetings no later than 90 days following the execution of the Exchange Agreements to approve the shares of the Company’s Common Stock issuable underlying the Series A Preferred Stock upon conversion in compliance with the rules and regulations of the Nasdaq Stock Market.

Amendment and Waiver

On May 28, 2025, the Company and the Holders of certain PIPE Convertible Notes and Series A Preferred Stock each entered into an amendment and waiver agreement (each, an “Amendment”) pursuant to which each Holder agreed to: (i) reduce the amount of shares of the Company’s Class A common stock (the “Common Stock”) the Company is required to reserve in connection with the future conversion of the Series A Preferred Stock; (ii) increase the number of authorized shares of Common Stock the Company is required to seek stockholder approval for at its special meeting of stockholders, and (iii) permit the Company to repurchase up to an aggregate purchase price of $2.0 million of shares of its Common Stock in open market purchases.

Equity Purchase Facility

On May 14, 2025, the Company entered into an Equity Purchase Facility Agreement (the “EPFA”) with an institutional investor (the “Investor”). Pursuant to the EPFA, subject to certain conditions precedent contained therein, the Company has the right to issue and sell to the Investor, from time to time, and the Investor shall purchase from the Company, up to an aggregate of $20 million (the “Commitment Amount”) in newly issued shares of the Company’s Class A common stock, par value $0.0001 per share (the “Shares”). The Company may not issue any Shares (including the Commitment Shares, as defined below) without first obtaining stockholder approval for such issuance as required by the rules and regulations of the Nasdaq Stock Market LLC (“Nasdaq”) (such date, the “Stockholder Approval Date”).

Upon the terms and subject to the conditions of the EPFA, at any time until the EPFA is terminated, the Company, in its sole discretion, has the right, but not the obligation, to issue and sell to the Investor, and the Investor must subscribe for and purchase from the Company, Shares (“Advance Shares”) by the delivery to the Investor of Advance Notices (as defined below). The Company must, in its sole discretion, select the number of Advance Shares, not to exceed the Maximum Advance Amount (as defined in the EPFA), it desires to issue and sell to the Investor in each Advance Notice and the time it desires to deliver each written notice to the Investor setting forth the number of Advance Shares that the Company desires to issue and sell to the Investor (the “Advance Notice”). There is no mandatory minimum Advances and there is no non-usage fees for not utilizing the Commitment Amount or any part thereof. The price per Advance Share will be determined by multiplying the market price by 93% in respect of an Advance Notice.

In connection with entering into the EPFA, the Company agreed to issue a commitment fee in an amount equal to 1.00% of the Commitment Amount (the “Commitment Fee”) by the issuance to the Investor of such number of Shares (collectively, the “Commitment Shares”) that is equal to the Commitment Fee divided by the lowest Daily VWAP of the Shares during the 10 Trading Days immediately prior to the Effective Date (as defined in the EPFA). Fifty percent (50%) of the Commitment Shares is due and must be issued on the Stockholder Approval Date and the remaining fifty percent (50%) of such Commitment Shares will be due and issued on the date the Company delivers the first Advance Notice to the Investor, provided that such Advance Notice is received prior to the six (6) month anniversary of the Effective Date.

Pursuant to the terms of the EPFA, the Company is required to hold a special meeting of stockholders, no later than ninety (90) calendar days following the date of the EPFA, to seek approval of the issuance of all of the Shares that may be issuable pursuant to the EPFA, including the Commitment Shares, in compliance with the rules and regulations of Nasdaq.

In connection with entering into the EPFA with the Investor, the Company also entered into a Registration Rights Agreement (the “RRA”) with the Investor. Pursuant to the RRA, the Company agreed to register the resale the Shares that are to be issued to the Investor under the EPFA within certain time periods set forth in the RRA. If the registration statement covering the resale of such Shares is not filed or declared effective by certain dates set forth in the RRA, the Company will be required to pay the Investor certain amounts as liquidated damages.

Issuance of Common Stock

Subsequent to March 31, 2025, the Company issued an aggregate of 2,182,159 shares of Class A common stock with fair values ranging from $0.221 - $1.00 per share to PIPE Convertible Note holders in connection with the conversion of outstanding PIPE Convertible Notes, accrued interest, and make-good provisions.

On May 5, 2025, the Company issued 50,000 shares of Class A common stock with a fair value of $0.284 per share to a PIPE Convertible Note holder in lieu of cash for accrued interest.

NOTE 25 – SUBSEQUENT EVENTS

PIPE Convertible Notes

One January 8, 2025, a PIPE Investor exercised its right, pursuant to the February 2, 2024, Purchase Agreement (see Note 11 – PIPE Convertible Notes) to purchase an additional $2.8 million in the principal amount of a PIPE Convertible Note with an Original Issue Discount of $280,000 for gross proceeds of $2.52 million.

On January 16, 2025, the Company and certain holders of the PIPE Convertible Notes entered into an amendment to the November Waiver (the “January Waiver”) to extend the date by which the Company was required to comply with the continued listing requirements of the Nasdaq Stock Market to February 28, 2025 (see Note 1 – Nature of the Organization and Business); provided that, with respect to the minimum bid price requirement, to the extent the Company was in compliance with all other Nasdaq Stock Market listing requirements and had filed a preliminary proxy statement to hold a special meeting to vote on a reverse stock split to remedy the bid price failure, the waiver for such deficiency shall be extended to April 30, 2025.

During January 2025, the Company issued an aggregate of 2,672,854 shares of Class A common stock with fair values ranging from $0.396 - $2.50 per share to PIPE Convertible Note holders in connection with the conversion of outstanding PIPE Convertible Notes and accrued interest.

During February 2025, the Company issued 1,088,273 shares of Class A common stock with fair values ranging from $0.3393 - $2.50 per share to PIPE Convertible Note holders in connection with the conversion of outstanding PIPE Convertible Notes and accrued interest.